T. ROWE PRICE Small-Cap Stock Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.3%
COMMUNICATION SERVICES 0.4%
Entertainment 0.2%
Cinemark Holdings (1) 1,117,717 16,531
16,531
Interactive Media & Services 0.2%
Vimeo (1) 4,468,400 17,114
17,114
Total Communication Services 33,645
CONSUMER DISCRETIONARY 10.4%
Automobiles 0.4%
Rivian Automotive, Class A (1) 2,367,414 36,648
36,648
Broadline Retail 1.0%
Ollie's Bargain Outlet Holdings (1) 1,506,052 87,261
87,261
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions (1) 662,179 50,981
Clear Secure, Class A  2,134,674 55,865
Rover Group, Earn Out Shares $16.00, Acquisition Date: 8/2/21,
Cost $— (1)(2) 773,380 19
Strategic Education  429,430 38,576
145,441
Hotels, Restaurants & Leisure 3.2%
BJ's Restaurants (1) 1,090,782 31,785
Chuy's Holdings (1)(3) 1,197,443 42,928
Dutch Bros, Class A (1) 227,737 7,203
Fiesta Restaurant Group (1)(3) 2,131,382 17,520
Marriott Vacations Worldwide  153,200 20,661
Papa John's International  1,092,820 81,885
Red Robin Gourmet Burgers (1) 475,751 6,813
Red Rock Resorts, Class A  524,000 23,355
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 15,490

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts  436,500 29,616
277,256
Household Durables 0.6%
Skyline Champion (1) 678,175 51,019
51,019
Specialty Retail 2.9%
Burlington Stores (1) 503,689 101,795
Caleres  571,600 12,364
Farfetch, Class A (1) 2,729,109 13,400
Five Below (1) 168,390 34,683
Monro  1,040,358 51,425
RH (1) 68,609 16,710
Warby Parker, Class A (1) 2,365,624 25,052
255,429
Textiles, Apparel & Luxury Goods 0.6%
Skechers USA, Class A (1) 1,166,000 55,408
55,408
Total Consumer Discretionary 908,462
CONSUMER STAPLES 3.7%
Beverages 1.0%
Boston Beer, Class A (1) 203,422 66,865
Coca-Cola Consolidated  46,648 24,960
91,825
Consumer Staples Distribution & Retail 0.0%
Fresh Market, EC (5) 910,700 —
—
Food Products 1.8%
Nomad Foods (1) 1,209,992 22,675
Post Holdings (1) 537,509 48,306
Post Holdings Partnering (1) 776,663 7,930
Simply Good Foods (1) 557,000 22,152
TreeHouse Foods (1) 493,575 24,891
Utz Brands  2,043,453 33,655
159,609

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Personal Care Products 0.9%
BellRing Brands (1) 2,194,375 74,609
74,609
Total Consumer Staples 326,043
ENERGY 4.8%
Energy Equipment & Services 1.0%
Cactus, Class A  512,100 21,114
Liberty Energy, Class A  2,614,021 33,485
NexTier Oilfield Solutions (1) 4,350,057 34,583
89,182
Oil, Gas & Consumable Fuels 3.8%
Devon Energy  878,846 44,478
Diamondback Energy  514,668 69,568
Kimbell Royalty Partners  477,537 7,273
Magnolia Oil & Gas, Class A  3,529,786 77,232
Range Resources  1,004,200 26,581
Southwestern Energy (1) 2,149,500 10,748
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,247 (1)(2)(5) 413 7,074
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $20,149 (1)(2)(5) 5,556 95,165
338,119
Total Energy 427,301
FINANCIALS 14.5%
Banks 6.5%
BankUnited  1,018,467 22,997
Blue Foundry Bancorp (1) 683,500 6,507
Cadence Bank  1,400,900 29,083
Capitol Federal Financial  1,909,632 12,852
Columbia Banking System  697,800 14,947
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(2)(5) 24,556 1,900
CrossFirst Bankshares (1) 1,266,850 13,276
Dime Community Bancshares  971,736 22,078
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(2)(5) 293,821 5,289
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(5) 144,311 2,597

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(5) 43,813 373
East West Bancorp  947,605 52,592
Eastern Bankshares  405,846 5,122
Equity Bancshares, Class A  647,925 15,790
FB Financial  910,563 28,300
First Bancshares  907,689 23,446
Five Star Bancorp  647,697 13,822
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,001 (1)(2)(5) 500,044 1,205
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 98,245 16
Heritage Commerce  2,583,954 21,524
Home BancShares  2,077,293 45,098
Kearny Financial  1,372,100 11,141
Live Oak Bancshares  1,108,093 27,004
Origin Bancorp  1,052,296 33,831
Pacific Premier Bancorp  962,069 23,109
Pinnacle Financial Partners  627,878 34,634
Popular  354,096 20,329
SouthState  670,904 47,809
Veritex Holdings  980,478 17,903
Western Alliance Bancorp  393,958 14,001
568,575
Capital Markets 1.5%
Cboe Global Markets  421,322 56,558
P10, Class A  2,018,357 20,406
StepStone Group, Class A  1,176,785 28,560
TMX Group (CAD)  276,900 27,967
133,491
Consumer Finance 0.7%
Encore Capital Group (1) 501,969 25,324
PRA Group (1) 1,017,398 39,638
64,962
Financial Services 2.0%
Conyers Park III Acquisition (1) 1,127,215 11,971

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essent Group  486,080 19,467
Payoneer Global (1) 6,420,042 40,318
PennyMac Financial Services  1,203,493 71,740
Toast, Class A (1) 1,831,200 32,504
176,000
Insurance 3.8%
Assurant  491,793 59,049
Axis Capital Holdings  1,217,400 66,373
First American Financial  430,200 23,945
Hanover Insurance Group  383,578 49,290
Kemper  568,446 31,071
Selective Insurance Group  1,072,339 102,226
331,954
Total Financials 1,274,982
HEALTH CARE 16.2%
Biotechnology 7.1%
Abcam, ADR (1) 2,967,338 39,940
Agios Pharmaceuticals (1) 433,033 9,947
Apellis Pharmaceuticals (1) 1,007,376 66,447
Argenx, ADR (1) 161,821 60,291
Ascendis Pharma, ADR (1) 500,342 53,647
Avid Bioservices (1) 1,682,331 31,561
Blueprint Medicines (1) 685,049 30,820
Cerevel Therapeutics Holdings (1) 552,890 13,485
Crinetics Pharmaceuticals (1) 429,400 6,896
CRISPR Therapeutics (1) 292,595 13,234
Cytokinetics (1) 504,300 17,746
Generation Bio (1) 954,982 4,106
Icosavax (1) 822,331 4,769
Insmed (1) 2,161,183 36,848
Ionis Pharmaceuticals (1) 761,500 27,216
Karuna Therapeutics (1) 244,933 44,490
Kura Oncology (1) 683,167 8,355
Kymera Therapeutics (1) 197,130 5,841
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $285 (1)(2) 224,733 73

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monte Rosa Therapeutics (1) 389,927 3,038
Morphic Holding (1) 315,480 11,875
MorphoSys, ADR (1) 2,205,179 8,710
Nkarta (1) 975,752 3,464
Prometheus Biosciences (1) 266,246 28,573
Prothena (1) 331,907 16,088
RAPT Therapeutics (1) 476,322 8,740
Relay Therapeutics (1) 460,931 7,592
Repare Therapeutics (1) 388,200 3,820
Replimune Group (1) 221,013 3,903
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(2) 85,583 306
Scholar Rock Holding (1) 1,095,078 8,761
Tenaya Therapeutics (1) 117,263 334
Vaxcyte (1) 316,333 11,856
Verve Therapeutics (1) 485,680 7,003
Xencor (1) 764,358 21,318
Zentalis Pharmaceuticals (1) 420,388 7,231
628,324
Health Care Equipment & Supplies 2.8%
ICU Medical (1) 305,046 50,320
Masimo (1) 242,300 44,714
Outset Medical (1) 1,484,619 27,317
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)(2)
(5) 3,701,604 1,777
Penumbra (1) 160,200 44,646
PROCEPT BioRobotics (1) 1,160,779 32,966
QuidelOrtho (1) 499,028 44,459
246,199
Health Care Providers & Services 3.6%
Alignment Healthcare (1) 2,528,224 16,080
dentalcorp Holdings (CAD) (1) 1,291,033 8,597
ModivCare (1) 539,974 45,401
Molina Healthcare (1) 297,828 79,666
NeoGenomics (1) 2,205,500 38,398
Option Care Health (1) 1,370,812 43,551

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pennant Group (1) 821,224 11,727
Privia Health Group (1) 1,251,547 34,555
U.S. Physical Therapy  354,693 34,728
312,703
Health Care Technology 0.5%
Certara (1) 984,912 23,746
Doximity, Class A (1) 582,753 18,870
42,616
Life Sciences Tools & Services 1.5%
10X Genomics, Class A (1) 467,500 26,082
Adaptive Biotechnologies (1) 491,498 4,340
Bruker  1,003,396 79,108
Olink Holding, ADR (1) 943,565 21,258
130,788
Pharmaceuticals 0.7%
Arvinas (1) 220,223 6,016
Catalent (1) 724,891 47,633
Structure Therapeutics, ADR (1) 147,626 3,512
Ventyx Biosciences (1) 207,500 6,951
64,112
Total Health Care 1,424,742
INDUSTRIALS & BUSINESS SERVICES 14.8%
Aerospace & Defense 0.9%
Bombardier, Class B (CAD) (1) 359,900 19,647
Cadre Holdings  539,127 11,613
Parsons (1) 1,091,865 48,850
80,110
Building Products 1.1%
AZZ  1,169,854 48,245
CSW Industrials  274,246 38,101
Gibraltar Industries (1) 137,292 6,658
93,004
Commercial Services & Supplies 1.2%
Rentokil Initial (GBP)  6,506,244 47,551

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stericycle (1) 764,300 33,331
Tetra Tech  181,040 26,597
107,479
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings (1) 355,100 16,647
16,647
Electrical Equipment 0.1%
Thermon Group Holdings (1) 494,828 12,331
12,331
Ground Transportation 1.0%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $— (1)
(2)(5) 101,882 —
Landstar System  182,824 32,773
Saia (1) 206,275 56,123
88,896
Machinery 7.2%
Enerpac Tool Group  1,810,500 46,168
EnPro Industries  222,000 23,064
Esab  402,649 23,784
ESCO Technologies  513,541 49,017
Federal Signal  1,140,800 61,843
Graco  613,218 44,771
Helios Technologies  693,848 45,378
Ingersoll Rand  1,974,824 114,895
John Bean Technologies  351,959 38,466
Marel (ISK)  2,089,277 8,663
Mueller Water Products, Class A  2,777,877 38,724
RBC Bearings (1) 195,400 45,475
SPX Technologies (1) 895,700 63,219
Toro  278,223 30,927
634,394
Professional Services 1.5%
Booz Allen Hamilton Holding  160,480 14,875
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)(5) 568,563 3,070
Clarivate (1) 3,266,395 30,671

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huron Consulting Group (1) 305,800 24,577
Legalzoom.com (1) 966,834 9,069
SS&C Technologies Holdings  781,469 44,130
Upwork (1) 863,675 9,777
136,169
Trading Companies & Distributors 1.6%
Air Lease  909,300 35,799
Rush Enterprises, Class A  586,277 32,011
SiteOne Landscape Supply (1) 454,744 62,241
Xometry, Class A (1) 627,288 9,390
139,441
Total Industrials & Business Services 1,308,471
INFORMATION TECHNOLOGY 12.3%
Communications Equipment 0.2%
Clearfield (1) 99,820 4,650
Infinera (1) 1,448,700 11,242
15,892
Electronic Equipment, Instruments & Components 4.6%
CTS  1,359,153 67,224
Littelfuse  203,227 54,483
Mirion Technologies (1) 5,213,435 44,523
Napco Security Technologies (1) 535,107 20,109
Novanta (1) 243,512 38,740
PAR Technology (1)(3) 1,508,857 51,241
Teledyne Technologies (1) 212,050 94,863
Vontier  1,324,500 36,212
407,395
IT Services 0.0%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,148 (1)
(2)(5) 25,034 1,572
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)(2)(5) 122,320 2,180
3,752
Semiconductors & Semiconductor Equipment 2.5%
Credo Technology Group Holding (1) 1,524,897 14,365
Entegris  932,502 76,474

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lattice Semiconductor (1) 1,071,666 102,344
MACOM Technology Solutions Holdings (1) 349,900 24,787
217,970
Software 5.0%
Amplitude, Class A (1) 2,034,400 25,308
Blackline (1) 579,400 38,907
Ceridian HCM Holding (1) 109,294 8,002
Descartes Systems Group (1) 884,933 71,334
DoubleVerify Holdings (1) 2,296,472 69,239
Five9 (1) 820,608 59,322
Manhattan Associates (1) 329,600 51,038
nCino (1) 207,749 5,148
Paycom Software (1) 45,094 13,709
Paycor HCM (1) 1,223,328 32,443
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(5) 126,571 947
Workiva (1) 590,434 60,466
435,863
Total Information Technology 1,080,872
MATERIALS 3.4%
Chemicals 1.8%
Element Solutions  4,682,767 90,424
HB Fuller  240,700 16,476
Quaker Chemical  279,861 55,399
162,299
Metals & Mining 1.4%
Compass Minerals International  272,400 9,341
Constellium (1) 3,392,471 51,837
ERO Copper (CAD) (1) 945,967 16,735
Franco-Nevada (CAD)  63,662 9,286
Haynes International (3) 689,995 34,562
121,761

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  228,547 16,302
16,302
Total Materials 300,362
REAL ESTATE 5.3%
Health Care Real Estate Investment Trusts 0.2%
Community Healthcare Trust, REIT  487,175 17,831
17,831
Industrial Real Estate Investment Trusts 2.1%
EastGroup Properties, REIT  563,500 93,158
Rexford Industrial Realty, REIT  1,042,318 62,174
Terreno Realty, REIT  427,600 27,623
182,955
Real Estate Management & Development 1.8%
Altus Group (CAD)  237,700 10,094
DigitalBridge Group  1,106,351 13,265
FirstService  749,113 105,617
Tricon Residential  3,588,325 27,810
156,786
Residential Real Estate Investment Trusts 0.5%
Flagship Communities REIT, REIT  637,819 10,843
Independence Realty Trust, REIT  2,238,668 35,886
46,729
Specialized Real Estate Investment Trusts 0.7%
CubeSmart, REIT  1,338,338 61,858
61,858
Total Real Estate 466,159
UTILITIES 3.4%
Electric Utilities 0.9%
IDACORP  548,569 59,427
MGE Energy  286,276 22,235
81,662
Gas Utilities 1.6%
Chesapeake Utilities  471,557 60,355

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ONE Gas  282,300 22,367
Southwest Gas Holdings  922,377 57,602
140,324
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners  581,725 35,340
35,340
Water Utilities 0.5%
California Water Service Group  511,368 29,762
SJW Group  217,646 16,569
46,331
Total Utilities 303,657
Total Miscellaneous Common Stocks  4.1% (6) 358,719
Total Common Stocks (Cost $6,160,177) 8,213,415
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $707 (1)(2)(5) 706,793 707
Total Convertible Bonds (Cost $707) 707
CONVERTIBLE PREFERRED STOCKS 3.5%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $17,735 (1)(2)(5) 710,468 22,749
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $13,024 (1)
(2)(5) 346,118 11,083
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)(2)
(3)(4)(5) 758,455 3,041
36,873
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)(5) 1,848,191 3,401
3,401
Total Consumer Discretionary 40,274

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(2)(5) 776,181 38,832
Total Consumer Staples 38,832
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $9,075 (1)
(2)(5) 86,312 6,677
Total Financials 6,677
HEALTH CARE 1.0%
Biotechnology 0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(5) 1,627,947 10,712
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(5) 993,799 6,539
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $1,747 (1)(2) 1,375 444
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $226 (1)(2) 178 55
17,750
Health Care Equipment & Supplies 0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)(2)
(5) 5,330,753 5,415
5,415
Health Care Providers & Services 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(5) 3,902,227 8,975
8,975
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)(5) 403,512 4,754
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)(2)
(5) 657,721 3,670
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(5) 497,323 30,202
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(5) 261,906 15,906
54,532
Total Health Care 86,672

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(5) 130,614 4,194
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)(2)
(5) 2,061,623 10,370
14,564
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)(5) 420,147 7,554
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(5) 148,715 2,674
10,228
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)(2)
(5) 269,870 3,592
3,592
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346 (1)(2)(5) 1,175,394 6,088
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022 (1)(2)
(5) 740,142 3,834
9,922
Professional Services 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)(5) 852,879 4,605
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)(5) 1,176,033 6,351
10,956
Total Industrials & Business Services 49,262
INFORMATION TECHNOLOGY 0.7%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(5) 293,317 5,535
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)(2)
(5) 95,996 1,811
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(5) 381 24
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907 (1)
(2)(5) 186,629 11,722
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(2)(5) 9,288 583
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(5) 4,130 260

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(5) 27,540 491
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(5) 2,740 49
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(5) 2,980 53
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,824 (1)(2)(5) 348,470 6,210
26,738
Software 0.4%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(5) 886,735 12,308
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)(5) 261,432 3,629
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,398 (1)(2)(5) 1,068,639 5,215
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(5) 1,127,860 11,673
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(2)(5) 79,390 822
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)(2)
(5) 153,828 1,151
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(5) 126,253 944
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(5) 2,284 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)(2)(5) 292,632 2,189
37,948
Total Information Technology 64,686
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(5) 149,321 7,560
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)(2)(5) 237,759 7,411
14,971
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,884 (1)(2)(5) 214,677 9,184
9,184
Total Materials 24,155
Total Convertible Preferred Stocks (Cost $278,623) 310,558

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.82% (3)(7) 260,973,418 260,973
Total Short-Term Investments (Cost $260,973) 260,973
Total Investments in Securities 99.8%
(Cost $6,700,480) $ 8,785,653
Other Assets Less Liabilities 0.2% 18,395
Net Assets 100.0% $ 8,804,048
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$450,318 and represents 5.1% of net assets.
(3) Affiliated Companies
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Chuy's Holdings  $ 82 $ 8,426 $ —
Fiesta Restaurant Group  18 1,843 —
Haynes International  37 3,016 152
PAR Technology  13 8,290 —
Torchys Holdings  — — —
Torchys Holdings, Class A  — — —
T. Rowe Price Government Reserve Fund, 4.82% — — 3,181
Totals $ 150# $ 21,575 $ 3,333+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
Chuy's Holdings  $ 31,151 $ 3,381 $ 30 $ 42,928
Fiesta Restaurant Group  15,712 — 35 17,520
Haynes International  31,622 — 76 34,562
PAR Technology  * 15,947 95 51,241
Torchys Holdings  3,041 — — 3,041
Torchys Holdings, Class A  15,490 — — 15,490
T. Rowe Price Government
Reserve Fund, 4.82% 244,859  ¤  ¤ 260,973
Total $ 425,755^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,333 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $483,499.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Small-Cap Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Small-Cap Stock Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $(156,000) for the period ended
March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,909,520 $ 165,240 $ 138,655 $ 8,213,415
Convertible Bonds — — 707 707
Convertible Preferred Stocks — 499 310,059 310,558
Short-Term Investments 260,973 — — 260,973
Total $ 8,170,493 $ 165,739 $ 449,421 $ 8,785,653
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 129,116 $ 11,797 $ — $ (2,258) $ 138,655
Convertible Bonds — — 707 — 707
Convertible Preferred Stocks 321,338 (11,279) — — 310,059
Total $ 450,454 $ 518 $ 707 $ (2,258) $ 449,421

T. ROWE PRICE Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 138,655 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.3x
2.9x Increase
Sales growth
rate
27%
– 168%
98% Increase
Enterprise
value to gross
profit multiple
4.7x
– 18.4x
9.3x Increase
Gross profit
growth rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 16.3x
9.5x Increase
EBITDA
growth rate
(47%) (47%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 34%
– 55%
51% Increase
Convertible
Preferred
Stocks
$ 310,059 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.2x Increase
Sales growth
rate
25%
– 266%
48% Increase
Enterprise
value to gross
profit multiple
2.3x
– 18.4x
10.4x Increase

T. ROWE PRICE Small-Cap Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
27%
– 57%
34% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 23.3x
18.5x Increase
EBITDA
growth rate
65%
– 93%
90% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x
– 5.1x
3.0x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
– 15.1x
8.2x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Discount rate
for cost of
capital
20%
– 40%
28% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Convertible
Bonds
$ 707 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Stock Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F65-054Q1 03/23